Investment in Equity Affiliate	12 Months Ended
Dec. 31, 2011
Investment in Equity Affiliate

Note 6. Investment in Equity Affiliate

On October 26, 2010, the Company acquired a 34.35% interest in Zbang It Ltd. (“Zbang”), an Israeli-based private company, for $800 in cash. Zbang is a developer of an integrated online communication application.

The Company accounts for its investment in Zbang under the equity method of accounting. Under this method, the Company records its proportionate share of the investee’s net income or loss based on the quarterly financial statements of the investee. The basis difference between the investor cost and the underlying equity in net assets of Zbang at the date of acquisition was attributed to in-process research and development and goodwill. Development efforts were completed in October 2011 and a useful life of four years was assigned to the developed technology. Amortization expense of $20 was recognized in the 2011 Consolidated Statements of Comprehensive Income in determining the Company’s share of Zbang’s net loss. The investment in Zbang is not material in relation to the financial position or results of operations of AVG.

The Company has an option to purchase the remaining 65.65% ownership interest in Zbang at specified dates for consideration as determined pursuant to the terms specified in an option agreement entered into with Zbang. The period to exercise this option began on April 1, 2011 and expires on March 31, 2013. The Company determined the value of the option using a binomial option-pricing model. The value of the option is not considered material to the financial statements as of December 31, 2010 and 2011. The Company has concluded that the option does not meet the definition of a derivative under the authoritative guidance. As of the date of issuance of these financial statements, AVG continues to evaluate the exercise of this option.

On August 2, 2011, the Company and Zbang entered into an agreement pursuant to which the Company granted to Zbang an unsecured loan of a principal amount of $500, which expires on August 2, 2012. The loan bears interest at an annual rate of 5%. The balance of the loan at December 31, 2011, including accrued interest, of $510 was included in Other current assets. Zbang is using the proceeds of the loan to market and distribute a new product that combines AVG and Zbang software.